RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
28. RELATED PARTY TRANSACTIONS

Pursuant to IAS 24, the related parties of Ferrari include Exor N.V., and together with its subsidiaries the Exor Group, as well as all entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries. Related parties also include companies over which the Exor Group is capable of exercising control, joint control or significant influence, including Stellantis N.V., and together with its subsidiaries the Stellantis Group, and CNH Industrial N.V. and its subsidiaries, as well as joint ventures and associates of Ferrari. In addition, members of the Ferrari Board of Directors and executives with strategic responsibilities and their families are also considered related parties.

The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are primarily of a commercial nature and, in particular, these transactions relate to:

Transactions with Stellantis Group companies

•the sale of engines to Maserati S.p.A. (“Maserati”);
•the purchase of engine components for the use in the production of Maserati engines from FCA US LLC;
•transactions with Stellantis Group companies, mainly relating to a technical cooperations agreement with the aim to enhance the quality and competitiveness of their respective products while reducing costs and investments, to services provided by Stellantis Group companies, including human resources, payroll, tax and the procurement of insurance coverage, as well as to sponsorship revenues received.
Transactions with Stellantis Group companies for the periods presented include transactions with FCA Bank until April 1, 2023. Following the sale by the Stellantis Group of its 50 percent ownership interest in FCA Bank to Crédit Agricole Consumer Finance S.A., FCA Bank (which was renamed CA Auto Bank) is now fully owned by Crédit Agricole Consumer Finance S.A. and is no longer a related party of Ferrari.

    Transactions with Exor Group companies (excluding Stellantis Group companies)

•the Group incurs rental costs from Iveco S.p.A., a company belonging to Iveco Group, related to the rental of trucks used by the Formula 1 racing team;
•the Group earns sponsorship revenue from Iveco S.p.A.
    Transactions with other related parties

•the purchase of components for Formula 1 racing cars from COXA S.p.A.;
•consultancy services provided by HPE S.r.l.;
•sponsorship agreement relating to Formula 1 activities with Ferretti S.p.A.;
•sale of cars to certain members of the Board of Directors of Ferrari N.V. and Exor.
In accordance with IAS 24, transactions with related parties also include compensation to Directors and managers with strategic responsibilities.
    The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2023			2022			2021
	Net revenues	Costs(1)	Financial expenses, net	Net revenues	Costs(1)	Financial expenses, net	Net revenues	Costs(1)	Financial expenses, net
	(€ thousand)
Stellantis Group companies
Maserati	50,391	2,091	—	78,946	2,989	—	119,083	2,428	—
FCA US LLC	—	6,803	—	14	14,861	—	—	18,465	—
Other Stellantis Group companies	11,489	6,280	1,032	10,953	5,950	2,696	11,799	6,238	2,103
Total Stellantis Group companies	61,880	15,174	1,032	89,913	23,800	2,696	130,882	27,131	2,103
Exor Group companies (excluding the Stellantis Group)	281	1,615	3	282	1,611	—	281	1,014	1
Other related parties	2,237	15,000	—	3,088	14,121	1	795	15,143	2
Total transactions with related parties	64,398	31,789	1,035	93,283	39,532	2,697	131,958	43,288	2,106

Total for the Group	5,970,146	3,477,355	15,015	5,095,254	3,098,475	49,616	4,270,894	2,434,198	33,257
______________________________
(1)    Costs include cost of sales, selling, general and administrative costs and other expenses, net.
Non-financial assets and liabilities originating from related party transactions are as follows:

	At December 31,
	2023				2022
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
Stellantis Group companies
Maserati	19,681	3,696	—	—	17,458	4,806	—	2,246
FCA US LLC	11	771	—	—	10	4,637	—	—
Other Stellantis Group companies	588	1,858	6	704	700	1,978	111	1,063
Total Stellantis Group companies	20,280	6,325	6	704	18,168	11,421	111	3,309
Exor Group companies (excluding the Stellantis Group)	—	392	214	218	343	418	68	73
Other related parties	118	2,726	—	51	673	3,341	499	504
Total transactions with related parties	20,398	9,443	220	973	19,184	15,180	678	3,886

Total for the Group	261,380	930,560	130,228	1,022,967	232,414	902,968	153,183	952,025
At December 31, 2023 there were no financial assets or financial liabilities with related parties (current financial receivables of €4,364 thousand and other financial payables of €429 thousand at December 31, 2022).
Emoluments to Directors and Key Management
The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Directors of Ferrari N.V.	9,791	7,660	6,668
The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2023 was €9,791 thousand (€7,660 thousand in 2022 and €6,668 thousand in 2021), inclusive of the following:

•€6,688 thousand for salary and other short-term benefits, including short-term incentives (€5,650 thousand in 2022 and €5,445 thousand in 2021);
•€230 thousand for pension benefits (€230 thousand in 2022 and there were no pension benefits in 2021), and
•€2,873 thousand for share-based compensation awarded under the Company’s equity incentive plans and other share-based payments, (€1,780 thousand in 2022 and €1,223 thousand in 2021). See Note 21 “Share-based compensation” for additional information related to the Company’s equity incentive plans. There was no equity-settled compensation for Non-Executive Directors for the years ended December 31, 2023, 2022 and 2021.
The aggregate compensation for members of the FLT (excluding the CEO) in 2023 was €39,131 thousand (€33,935 thousand in 2022 and €18,728 thousand in 2021), inclusive of the following:

•€34,107 thousand for salary and other short-term benefits, including short-term incentives (€28,084 thousand in 2022 and €14,088 thousand in 2021);
•€4,479 thousand for share-based compensation awarded under the Company’s equity incentive plans (€5,176 thousand in 2022 and €4,241 thousand in 2021); and
•€545 thousand for pension contributions (€675 thousand in 2022 and €399 thousand in 2021).